Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

Effective March 1, 2005, the terms of VIP Index 500's expense limit were changed to make it more permanent. Under the new arrangement, the management fee for the fund has been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on FMR's part. The expense limit does not apply, however, to new funds or classes that may be created in the future.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 22.

Annual operating expenses (paid from class assets)

		Initial Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.24%
	Total annual class operating expensesA	2.87%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.63%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual class operating expensesA	0.73%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.16%
	Total annual class operating expensesA	0.59%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.67%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.25%
	Total annual class operating expensesA	1.83%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.57%

VIPIC-05-02 March 1, 2005
1.483793.131

		Initial Class
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.67%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.59%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesA	0.72%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.10%
	Total annual class operating expensesA	2.68%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP Index 500	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Total annual class operating expenses	0.10%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.54%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesA	0.70%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expenses	0.29%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual class operating expensesA	0.90%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.14%
	Total annual class operating expensesA	1.72%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	3.74%
	Total annual class operating expensesA	4.32%
VIP Value Leaders	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	3.05%
	Total annual class operating expensesA	3.63%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.18%
	Total annual class operating expensesA	0.76%

A FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date
VIP Aggressive Growth	1.00%	8/1/03
VIP Asset Manager	1.00%	8/1/03
VIP Asset Manager: Growth	1.00%	1/3/95
VIP Balanced	1.00%	8/1/03
VIP Contrafund	1.00%	1/3/95
VIP Dynamic Capital Appreciation	1.00%	8/1/03
VIP Equity-Income	1.00%	8/1/03
VIP Growth	1.00%	8/1/03
VIP Growth & Income	1.00%	12/31/96
VIP Growth Opportunities	1.00%	8/1/03
VIP Growth Stock	1.00%	8/1/03
VIP High Income	1.00%	1/1/86
VIP Investment Grade Bond	0.80%	12/5/88
VIP Mid Cap	1.00%	12/29/98
VIP Money Market	0.40%	2/01/05
VIP Overseas	1.50%	1/28/87
VIP Real Estate	1.00%	8/1/03
VIP Value	1.00%	8/1/03
VIP Value Leaders	1.00%	8/1/03
VIP Value Strategies	1.00%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth, VIP Value, and VIP Value Strategies) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Initial Class	0.94%A
VIP Asset Manager - Initial Class	0.62%
VIP Asset Manager: Growth - Initial Class	0.72%
VIP Balanced - Initial Class	0.58%
VIP Contrafund - Initial Class	0.65%
VIP Dynamic Capital Appreciation - Initial Class	0.90%A
VIP Equity-Income - Initial Class	0.56%
VIP Growth - Initial Class	0.64%
VIP Growth Opportunities - Initial Class	0.70%
VIP Growth Stock - Initial Class	0.95%A
VIP Mid Cap - Initial Class	0.68%
VIP Overseas - Initial Class	0.86%
VIP Real Estate - Initial Class	0.97%A
VIP Value - Initial Class	0.94%A
VIP Value Leaders - Initial Class	0.98%A
VIP Value Strategies - Initial Class	0.73%

A After reimbursement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 29.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found in the "Valuing Shares" section on page 38.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section on page 39.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the separate account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying and Selling Shares" section on page 39.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Effective January 1, 2005, the following information replaces the similar information in the "Fund Management" section on page 40.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), at 8-8 Shinkawa, 1-Chome, Chuo-ku, Tokyo 104-0033, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

The following information replaces the similar information found in the "Fund Management" section on page 42.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of VIP Index 500 and each class of the fund, as applicable, except for 12b-1 fees and other limited exceptions.

VIP Index 500's annual management fee rate is 0.10% of its average net assets.

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

Effective March 1, 2005, the terms of VIP Index 500's expense limit were changed to make it more permanent. Under the new arrangement, the management fee for the fund has been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on FMR's part. The expense limit does not apply, however, to new funds or classes that may be created in the future.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 18.

Annual operating expenses (paid from class assets)

		Initial Class
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.63%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual class operating expensesA	0.73%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.16%
	Total annual class operating expensesA	0.59%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.67%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.25%
	Total annual class operating expensesA	1.83%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.57%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.67%

VIPINAGVV-05-02 March 1, 2005
1.798018.106

		Initial Class
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.59%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesA	0.72%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP Index 500	Management fee	0.10%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.00%
	Total annual class operating expenses	0.10%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.54%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesA	0.70%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expenses	0.29%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	1.14%
	Total annual class operating expensesA	1.72%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.18%
	Total annual class operating expensesA	0.76%

A FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date
VIP Asset Manager	1.00%	8/1/03
VIP Asset Manager: Growth	1.00%	1/3/95
VIP Balanced	1.00%	8/1/03
VIP Contrafund	1.00%	1/3/95
VIP Dynamic Capital Appreciation	1.00%	8/1/03
VIP Equity-Income	1.00%	8/1/03
VIP Growth	1.00%	8/1/03
VIP Growth & Income	1.00%	12/31/96
VIP Growth Opportunities	1.00%	8/1/03
VIP High Income	1.00%	1/1/86
VIP Investment Grade Bond	0.80%	12/5/88
VIP Mid Cap	1.00%	12/29/98
VIP Money Market	0.40%	2/1/05
VIP Real Estate	1.00%	8/1/03
VIP Value Strategies	1.00%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Dynamic Capital Appreciation, VIP Growth, and VIP Value Strategies) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Asset Manager - Initial Class	0.62%
VIP Asset Manager: Growth - Initial Class	0.72%
VIP Balanced - Initial Class	0.58%
VIP Contrafund - Initial Class	0.65%
VIP Dynamic Capital Appreciation - Initial Class	0.90%A
VIP Equity-Income - Initial Class	0.56%
VIP Growth - Initial Class	0.64%
VIP Growth Opportunities - Initial Class	0.70%
VIP Mid Cap - Initial Class	0.68%
VIP Real Estate - Initial Class	0.97%A
VIP Value Strategies - Initial Class	0.73%

A After reimbursement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 24.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found in the "Valuing Shares" section beginning on page 31.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 33.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the separate account level for each fund (other than Money Market Portfolio), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that variable product owners will purchase and sell shares of Money Market Portfolio frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and Money Market Portfolio accommodates frequent trading.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying and Selling Shares" section on page 33.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Effective January 1, 2005, the following information replaces the similar information in the "Fund Management" section beginning on page 34.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, and VIP Value Strategies. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, and VIP Value Strategies. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities.
  Fidelity Investments Japan Limited (FIJ), at 8-8 Shinkawa, 1-Chome, Chuo-ku, Tokyo 104-0033, Japan, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Real Estate, and VIP Value Strategies from time to time.

The following information replaces the similar information found in the "Fund Management " section on page 36.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of VIP Index 500 and each class of the fund, as applicable, except for 12b-1 fees and other limited exceptions.

VIP Index 500's annual management fee rate is 0.10% of its average net assets.

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2004
Prospectus

Effective March 1, 2005, the terms of VIP Index 500's expense limit were changed to make it more permanent. Under the new arrangement, the management fee for the fund has been reduced to 0.10%, and class expenses are limited to 0.20% (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on FMR's part. The expense limit does not apply, however, to new funds or classes that may be created in the future.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 23.

Annual operating expenses (paid from class assets)

		Service Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.21%
	Total annual class operating expensesA	2.94%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.74%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.17%
	Total annual class operating expensesA	0.85%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.16%
	Total annual class operating expensesA	0.69%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesA	0.77%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	1.24%
	Total annual class operating expensesA	1.92%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesA	0.67%

VIPSC-05-02 March 1, 2005
1.483794.128

		Service Class
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesA	0.77%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.14%
	Total annual class operating expensesA	0.82%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.06%
	Total annual class operating expensesA	2.74%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.79%
VIP Index 500	Management fee 	0.10%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses 	0.00%
	Total annual class operating expenses	0.20%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.64%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesA	0.80%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.08%
	Total annual class operating expensesA	0.38%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.17%
	Total annual class operating expensesA	1.00%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	1.12%
	Total annual class operating expensesA	1.80%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	3.67%
	Total annual class operating expensesA	4.35%
VIP Value Leaders	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	3.05%
	Total annual class operating expensesA	3.73%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.16%
	Total annual class operating expensesA	0.84%

A FMR has voluntarily agreed to reimburse Service Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class	Effective Date
VIP Aggressive Growth	 1.10%	8/1/03
VIP Asset Manager	 1.10%	8/1/03
VIP Asset Manager: Growth	 1.10%	11/3/97
VIP Balanced	 1.10%	8/1/03
VIP Contrafund	 1.10%	11/3/97
VIP Dynamic Capital Appreciation	 1.10%	8/1/03
VIP Equity-Income	 1.10%	8/1/03
VIP Growth	 1.10%	8/1/03
VIP Growth & Income	 1.10%	11/3/97
VIP Growth Opportunities	 1.10%	8/1/03
VIP Growth Stock	 1.10%	8/1/03
VIP High Income	 1.10%	11/3/97
VIP Investment Grade Bond	 0.90%	7/7/00
VIP Mid Cap	 1.10%	12/29/98
VIP Money Market	 0.50%	2/1/05
VIP Overseas	 1.60%	11/3/97
VIP Real Estate	 1.10%	8/1/03
VIP Value	1.10%	8/1/03
VIP Value Leaders	1.10%	8/1/03
VIP Value Strategies	1.10%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth, VIP Value, and VIP Value Strategies) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class	1.04%A
VIP Asset Manager - Service Class	0.73%
VIP Asset Manager: Growth - Service Class	0.84%
VIP Balanced - Service Class	0.68%
VIP Contrafund - Service Class	0.75%
VIP Dynamic Capital Appreciation - Service Class	1.01%A
VIP Equity-Income - Service Class	0.66%
VIP Growth - Service Class	0.74%
VIP Growth Opportunities - Service Class	0.80%
VIP Growth Stock - Service Class	1.05%A
VIP Mid Cap - Service Class	0.78%
VIP Overseas - Service Class	0.96%
VIP Real Estate - Service Class	1.08%A
VIP Value - Service Class	1.04%A
VIP Value Leaders - Service Class	1.08%A
VIP Value Strategies - Service Class	0.81%

A After reimbursement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 30.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found in the "Valuing Shares" section on page 39.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section on page 40.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the separate account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying Shares" section on page 40.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, a fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Effective January 1, 2005, the following information replaces the similar information in the "Fund Management" section on page 41.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), at 8-8 Shinkawa, 1-Chome, Chuo-ku, Tokyo 104-0033, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

The following information replaces the similar information found in the "Fund Management" section on page 43.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of VIP Index 500 and each class of the fund, as applicable, except for 12b-1 fees and other limited exceptions.

VIP Index 500's annual management fee rate is 0.10% of its average net assets.

The following information replaces the similar information found in the "Fund Distribution" section on page 44.

Service Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Service Class of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Except for VIP Index 500, the Service Class of each fund may pay this 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time; Service Class of each such fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. The Service Class's 12b-1 (service) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so. Service Class of VIP 500 Index may, and currently does, pay this 12b-1 (service) fee at a maximum annual rate of 0.10% of its average net assets, or may pay such lesser (but no greater) amount as the Trustees may determine from time to time.

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2004
Prospectus

Effective March 1, 2005, the terms of VIP Index 500's expense limit were changed to make it more permanent. Under the new arrangement, the management fee for the fund has been reduced to 0.10% and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on FMR's part. The expense limit does not apply, however, to new funds or classes that may be created in the future.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 22.

Annual operating expenses (paid from class assets)

		Service Class 2
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.26%
	Total annual class operating expensesA	3.14%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.13%
	Total annual class operating expensesA	0.91%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.22%
	Total annual class operating expensesA	1.05%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.16%
	Total annual class operating expensesA	0.84%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesA	0.93%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	1.27%
	Total annual class operating expensesA	2.10%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.09%
	Total annual class operating expensesA	0.82%

VIP2C-05-02 March 1, 2005
1.741913.126

		Service Class 2
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.09%
	Total annual class operating expensesA	0.92%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.85%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.16%
	Total annual class operating expensesA	0.99%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.06%
	Total annual class operating expensesA	2.89%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.95%
VIP Index 500	Management fee 	0.10%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.00%
	Total annual class operating expenses	0.35%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesA	0.79%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.95%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.09%
	Total annual class operating expensesA	0.54%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.18%
	Total annual class operating expensesA	1.16%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	1.12%
	Total annual class operating expensesA	1.95%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	3.67%
	Total annual class operating expensesA	4.50%
VIP Value Leaders	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	3.05%
	Total annual class operating expensesA	3.88%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.16%
	Total annual class operating expensesA	0.99%

A FMR has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class 2	Effective Date
VIP Aggressive Growth	 1.25%	8/1/03
VIP Asset Manager	 1.25%	8/1/03
VIP Asset Manager: Growth	 1.25%	1/12/00
VIP Balanced	 1.25%	8/1/03
VIP Contrafund	 1.25%	1/12/00
VIP Dynamic Capital Appreciation	 1.25%	8/1/03
VIP Equity-Income	 1.25%	8/1/03
VIP Growth	 1.25%	8/1/03
VIP Growth & Income	 1.25%	1/12/00
VIP Growth Opportunities	 1.25%	8/1/03
VIP Growth Stock	 1.25%	8/1/03
VIP High Income	 1.25%	1/12/00
VIP Investment Grade Bond	 1.05%	1/12/00
VIP Mid Cap 	 1.25%	1/12/00
VIP Money Market	 0.65%	2/1/05
VIP Overseas	 1.75%	1/12/00
VIP Real Estate	 1.25%	8/1/03
VIP Value	 1.25%	8/1/03
VIP Value Leaders	 1.25%	8/1/03
VIP Value Strategies	 1.25%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Growth, VIP Value, and VIP Value Strategies) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class 2	1.19%A
VIP Asset Manager - Service Class 2	0.89%
VIP Asset Manager: Growth - Service Class 2	1.04%
VIP Contrafund - Service Class 2	0.90%
VIP Dynamic Capital Appreciation - Service Class 2	1.15%A
VIP Equity-Income - Service Class 2	0.81%
VIP Growth - Service Class 2	0.89%
VIP Growth & Income - Service Class 2	0.84%
VIP Growth Opportunities - Service Class 2	0.96%
VIP Growth Stock- Service Class 2	1.20%A
VIP Mid Cap - Service Class 2	0.93%
VIP Overseas - Service Class 2	1.12%
VIP Real Estate - Service Class 2	1.23%A
VIP Value - Service Class 2	1.19%A
VIP Value Leaders - Service Class 2	1.22%A
VIP Value Strategies - Service Class 2	0.96%

A After reimbursement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 29.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information found in the "Valuing Shares" section on page 38.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing may be used for high yield debt and floating rate loans when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund (other than the money market fund) has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

The following information supplements the information found in the "Buying and Selling Shares" section on page 39.

Frequent purchases and sales of fund shares resulting from purchase, exchange, or withdrawal transactions can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term variable product owners in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage frequent large-scale purchases and sales of shares at the separate account level for each fund (other than VIP Money Market), but has not adopted policies at the variable product owner level. Purchase and redemption transactions submitted to a fund by insurance company separate accounts reflect the transactions of multiple variable product owners whose individual transactions are not disclosed to the fund. Therefore, a fund generally cannot detect short-term trading by individual variable product owners and relies in large part on the rights, ability, and willingness of insurance companies to detect and deter short-term trading. The funds' policies are separate from, and in addition to, any policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company's policies and procedures, if any, with respect to short-term trading. However, there is the significant risk that the funds' and insurance company's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

FMR anticipates that variable product owners will purchase and sell shares of VIP Money Market frequently because the money market fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares and VIP Money Market accommodates frequent trading.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency and to grant exemptions from the policy. There is no assurance that the funds' Treasurer will exercise this authority or that by exercising this authority the funds will be protected from the risks associated with frequent trading. The actions of the Treasurer are periodically reviewed with the Board of Trustees.

The following information replaces the similar information found in the "Buying and Selling Shares" section on page 39.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

For example, the fund may reject any purchase orders from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Effective January 1, 2005, the following information replaces the similar information in the "Fund Management" section on page 40.

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, ,serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. For VIP Investment Grade Bond and VIP Money Market, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States, and in particular, will make minimal credit risk and comparable quality determinations for foreign issuers that issue U.S. dollar-denominated securities. FIIA(U.K.)L may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), at 8-8 Shinkawa, 1-Chome, Chuo-ku, Tokyo 104-0033, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies from time to time.

The following information replaces the similar information found in the "Fund Management" section on page 42.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of VIP Index 500 and each class of the fund, as applicable, except for 12b-1 fees and other limited exceptions.

VIP Index 500's annual management fee rate is 0.10% of its average net assets.

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM  PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND®
PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH
PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, GROWTH STOCK PORTFOLIO,
HIGH INCOME PORTFOLIO, INDEX 500
PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO,
MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, REAL ESTATE PORTFOLIO,
VALUE PORTFOLIO and VALUE STRATEGIES PORTFOLIO

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2004

Effective March 1, 2005, the terms of VIP Index 500's expense limit were changed to make it more permanent. Under the new arrangement, the management fee for the fund has been reduced to 0.10% and class expenses are limited to 0.10% for Initial Class, 0.20% for Service Class, and 0.35% for Service Class 2 (these limits do not apply to interest, taxes, brokerage commissions, securities lending costs, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on FMR's part. The expense limit does not apply, however, to new funds or classes that may be created in the future.

The following information replaces the fundamental investment limitation concerning borrowing for VIP Equity-Income, VIP Growth, VIP High Income, and VIP Overseas, found in the "Investment Policies and Limitations" section beginning on page 3.

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The following information replaces the similar information in the "Investment Policies and Limitations" section on page 3.

For purposes of each of VIP Asset Manager's and VIP Asset Manager: Growth's concentration limitation discussed above, with respect to the fund's investments in Fidelity Central Investment Portfolios LLC ("CIPs"), Fidelity® Money Market Central Fund, and Fidelity Ultra-Short Central Fund, Fidelity Management & Research Company (FMR) treats the issuers of the underlying securities owned by a CIP, Fidelity Money Market Central Fund, and Fidelity Ultra-Short Central Fund as the issuer of the CIP, Fidelity Money Market Central Fund, and Fidelity Ultra-Short Central Fund respectively.

The following information replaces the fundamental investment limitation concerning loans for VIP Asset Manager, VIP Asset Manager: Growth, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Money Market, and VIP Overseas, found in the "Investment Policies and Limitations" section on page 4.

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

VIPIS2B-05-02 March 1, 2005
1.483795.125

The following information replaces the non-fundamental investment limitation concerning loans for VIP Asset Manager, VIP Asset Manager: Growth, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Money Market, and VIP Overseas found in the "Investment Policies and Limitations" section on page 6.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The following information supplements the information in the "Investment Policies and Limitations" beginning on page 2.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. The high income central investment portfolios seek a high level of income, and may also seek capital appreciation. The investment-grade central investment portfolios seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment would allow a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

The following information supplements the information in the"Distributions and Taxes" section beginning on page 33.

VIP Asset Manager and VIP Asset Manager: Growth may invest a substantial amount of their assets in one or more series of CIPs. For federal income tax purposes, each CIP intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A fund, as an investor in a CIP, will be required to take into account in determining its federal income tax liability its share of the CIP's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the CIP.

A CIP will allocate at least annually among its investors, including VIP Asset Manager and VIP Asset Manager: Growth, each investor's distributive share of the CIP's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective January 1, 2005, Mr. Wolfe serves as a Member of the Board of Trustees. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Mr. Wolfe serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

Effective December 31, 2004, Mr. Cook no longer serves as a Member of the Board of Trustees. The following information has been removed from the "Trustees and Officers" section on page 36.

J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Effective December 31, 2004, Mr. Cox no longer serves as a Member of the Board of Trustees. The following information has been removed from the "Trustees and Officers" section on page 36.

Ralph F. Cox (71)

Year of Election or Appointment: 1991 or 1994

Trustee of Variable Insurance Products Fund (1991), Variable Insurance Products Fund II (1991), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1991). Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Effective January 1, 2005, Dr. Gates serves as Vice Chairman of the non-interested Trustees. The following information supplements similar information found in the "Trustees and Officers" section on page 36.

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Effective December 31, 2004, Mr. Kirk no longer serves as a Member of the Board of Trustees. The following information has been removed from the "Trustees and Officers" section on page 37.

Donald J. Kirk (71)

Year of Election or Appointment: 1987, 1988, or 1994

Trustee of Variable Insurance Products Fund (1987), Variable Insurance Products Fund II (1988), Variable Insurance Products Fund III (1994), and Variable Insurance Products Fund IV (1987). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

The following information replaces similar information found in the "Trustees and Officers" section on page 39.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, and VIP Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

The following information replaces similar information found in the "Trustees and Officers" section on page 40.

Matthew Conti (38)

Year of Election or Appointment: 2003 or 2004

Vice President of VIP Balanced (2004), VIP Equity-Income (2004), and VIP High Income (2003). Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds.

The following information has been removed from the "Trustees and Officers" section on page 40.

Frederick D. Hoff Jr. (39)

Year of Election or Appointment: 2003

Vice President of VIP Asset Manager: Growth. Mr. Hoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hoff managed a variety of Fidelity funds.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Brian J. Hanson (30)

Year of Election or Appointment: 2004

Vice President of VIP Growth Stock. Mr. Hanson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as an equity research analyst and manager. Mr. Hanson also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Christine McConnell (46)

Year of Election or Appointment: 2004

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Ms. McConnell also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. McConnell managed a variety of Fidelity funds. Ms. McConnell also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

The following information replaces similar information found in the "Trustees and Officers" section on page 41.

James K. Miller (40)

Year of Election or Appointment: 2003

Vice President of VIP Asset Manager, VIP Asset Manager: Growth and VIP Money Market. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as a taxable credit analyst and manager.

Mark J. Notkin (39)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

John R. Porter (37)

Year of Election or Appointment: 2004

Vice President of VIP Dynamic Capital Appreciation. Mr. Porter also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Porter managed a variety of Fidelity funds. Mr. Porter also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

The following information has been removed from the "Trustees and Officers" section on page 41.

John J. Todd (54)

Year of Election or Appointment: 1996

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Todd also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

The following information has been removed from the "Trustees and Officers" section on page 40.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002 or 2003

Assistant Treasurer of VIP Aggressive Growth (2002), VIP Asset Manager (2002), VIP Asset Manager: Growth (2002), VIP Balanced (2002), VIP Contrafund (2002), VIP Dynamic Capital Appreciation (2002), VIP Equity-Income (2002), VIP Growth (2002), VIP Growth & Income (2002), VIP Growth Opportunities (2002), VIP Growth Stock (2002), VIP High Income (2002), VIP Index 500 (2002), VIP Investment Grade Bond (2002), VIP Mid Cap (2002), VIP Money Market (2002), VIP Overseas (2002), VIP Real Estate (2002), VIP Value (2002), VIP Value Leaders (2003), and VIP Value Strategies (2002). Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Thomas J. Simpson (45)

Year of Election or Appointment: 1996, 1998, 2000, 2001, 2002, or 2003

Assistant Treasurer of VIP Money Market (1996), VIP Investment Grade Bond (1998), VIP High Income (2000), VIP Aggressive Growth (2000), VIP Asset Manager (2000), VIP Asset Manager: Growth (2000), VIP Balanced (2000), VIP Contrafund (2000), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (2000), VIP Growth (2000), VIP Growth & Income (2000), VIP Growth Opportunities (2000), VIP Growth Stock (2002), VIP Index 500 (2000), VIP Mid Cap (2000), VIP Overseas (2000), VIP Real Estate (2002), VIP Value (2001), VIP Value Leaders (2003), and VIP Value Strategies (2002). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Effective June 17, 2004, Mr. Robins serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the similar information found in the "Management Contracts" section beginning on page 56.

Management-Related Expenses (for VIP Index 500). Under the terms of the fund's management contract and the VIP Index 500 Portfolio 10 Basis Points Expense Contract (Expense Contract), FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor, and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, the costs related to the solicitation of fund proxies from variable product owners, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. FMR also pays all fees associated with transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services.

FMR pays all other expenses of the fund and each class of the fund with the following exceptions: Rule 12b-1 fees, fees and expenses of the non-interested trustees, interest, taxes, securities lending costs, brokerage commissions, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

FMR and the fund have entered into the Expense Contract, effective March 1, 2005, which obliges FMR to pay all class-level expenses (except Rule 12b-1 fees) of each current class of the fund. The Expense Contract may not be amended to increase the fees or expenses payable by a current class of the fund except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the respective Initial Class, Service Class and Service Class 2. The fund may offer other share classes in the future that may be subject to higher fees and expenses than the current classes.

Management Fee. For the services of FMR under the management contract, VIP Index 500 pays FMR a monthly management fee at the annual rate of 0.10% of the fund's average net assets throughout the month.

Effective January 1, 2005, the following information replaces the similar information found in the "Management Contracts" section beginning on page 63.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Effective January 1, 2005, the following information replaces the similar information found in the "Management Contracts" section beginning on page 64.

Sub-Advisers - FMR U.K., FMR Far East, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Effective January 1, 2005, the following information replaces the similar information found in the "Management Contracts" section beginning on page 65.

On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies, under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

The following information replaces the similar information found in the "Distribution Service"s section beginning on page 80.

Under each Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. In addition, each Initial Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, primarily insurance companies or their affiliated broker-dealers or other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class shares.

The following information replaces the last paragraph of the "Distribution Services" section on page 83.

FDC or an affiliate may compensate intermediaries (primarily insurance companies or their affiliated broker-dealers or other service-providers) that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sale of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.10% of the total assets of all VIP Funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

The following information supplements that found in the "Transfer and Service Agent Agreements" section on page 83.

FIIOC or an affiliate may make payments out of its own resources to intermediaries for transfer agency and related recordkeeping services with respect to insurance contract owners' accounts.

Because intermediaries may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

The following information supplements that found in the "Transfer and Service Agent Agreements" section beginning on page 83.

For VIP 500 Index, effective March 1, 2005, FMR bears the costs of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract and Expense Contract with the fund.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trusts" section on page 86.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Effective on or about August 23, 2004, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 86.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, and VIP Value Leaders. The Northern Trust Company, 50 South LaSalle Street, Chicago, IL, is custodian of the assets of VIP Equity-Income. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Real Estate, and VIP Value Strategies. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions.

The following information supplements this Statement of Additional Information.

FUND HOLDINGS INFORMATION

Generally, each fund views holdings information as sensitive and limits the dissemination of material non-public holdings information to circumstances in accordance with Board of Trustees-approved guidelines.

1. Each fund will provide a full list of its holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com (Literature) 60 days after its fiscal quarter-end. The money market fund's monthly holdings are also available monthly, 15 days or more after month-end by calling Fidelity at 1-877-208-0098.

2. Each fund (other than VIP Money Market) will provide its top ten holdings as of the end of the calendar quarter on www.fidelity.com 15 days or more after the calendar quarter-end.

3. Each fund will provide material non-public holdings information to third-parties that, i) calculate information derived from holdings either for use by FMR or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and ii) enter into agreements that specify that (a) holdings information will be kept confidential, (b) that no employee shall use the information for their personal benefit, (c) in which the firms certify their information security policies and procedures, and (d) which limit the nature and type of information that may be disclosed to third-parties.

4. Except as discussed below, each fund may provide to ratings and rankings organizations the same information at the same time it is filed with the SEC or one day after the information is provided on Fidelity's web site.

The information referenced in (1) and (2) above, will be available on the web site until updated for the next applicable period.

The entities that may receive the information described in (3) above are: Factset (full holdings daily, on the next day); iMoneynet (aggregate holdings weekly, one day after the end of the week); Kynex (full holdings weekly, one day after the end of the week); Vestek (full holdings, as of the end of the calendar quarter, 15 days after the calendar quarter-end); Standard & Poor's (full holdings weekly, six days after the end of the week); Moody's Investor Services (full holdings weekly, six days after the end of the week); and Wall Street Concepts (REMIC securities quarterly, 15 days after calendar quarter-end).

In addition, material non-public holdings information may be provided as part of the normal investment activities of each fund to: auditors; the custodian; broker-dealers in connection with the purchase or sale of fund securities or requests for price quotations or bids on one or more securities; counsel to the funds or the non-interested trustees; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation. The entities to whom each fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to each fund, are required to maintain the confidentiality of the information disclosed.

A fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the fund.

As authorized by the Board of Trustees, FMR's Disclosure Policy Committee, has established and administers guidelines found by the Board to be in the best interests of shareholders concerning the dissemination of fund holdings information, and resolution of conflicts of interest in connection with such disclosure, if any. The Disclosure Policy Committee reviews and decides on each information request and, if granted, how and by whom that information will be disseminated. The Disclosure Policy Committee reports to the Board of Trustees periodically. Any modifications to the guidelines require prior Board approval.

FMR will not enter into any arrangements with third-parties from which it would derive any monetary benefit for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek Board approval and any such arrangements would be disclosed in the funds' SAI.

There is no assurance that the funds' policies on holdings information will protect the funds from the potential misuse of holdings by individuals or firms in possession of that information.